Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 98.0%
General Obligation Bonds - 10.3%
4,480,000	Alameda California Unified School District+	2.44%	08/01/2032	3,340,378
2,800,000	Chicago Illinois Park District	5.75%	01/01/2038	3,059,728
5,265,000	Clark County Nevada School District	5.00%	06/15/2031	6,588,147
4,775,000	Clark County Nevada School District	5.00%	06/15/2032	5,865,132
1,750,000	Connecticut, State of	4.00%	06/15/2036	1,908,147
1,700,000	Connecticut, State of	4.00%	06/15/2037	1,843,276
8,045,000	Grossmont California Healthcare District+	2.43%	07/15/2033	6,009,293
25,140,000	Illinois, State of	5.00%	11/01/2024	26,353,759
24,295,000	Illinois, State of	5.00%	11/01/2025	25,660,622
1,435,000	Lane County Oregon School District No 19 Springfield+	3.49%	06/15/2032	1,097,316
1,280,000	Madera California Unified School District+	3.15%	08/01/2029	1,066,496
3,545,000	Maricopa County Arizona Special Health Care District	5.00%	07/01/2030	4,363,824
2,895,000	Massachusetts, Commonwealth of (3 Month LIBOR USD + 0.57%)	1.75%	05/01/2037	2,794,051
830,000	Massachusetts, Commonwealth of (3 Month LIBOR USD + 0.57%)	1.75%	05/01/2037	801,058
2,905,000	Oceanside Unified California School District+	4.14%	08/01/2042	1,516,671
1,675,000	Oceanside Unified California School District+	4.15%	08/01/2043	844,803
10,690,000	Palomar Health+	4.16%	08/01/2039	6,245,419
4,640,000	Twin Rivers California Unified School District+	2.35%	08/01/2032	3,519,208
5,315,000	Victor Valley California Union High School District+	3.75%	08/01/2035	3,680,319
6,175,000	West Contra Costa California Unified School District+	2.85%	08/01/2036	4,072,474
8,300,000	West Contra Costa California Unified School District+	2.43%	08/01/2033	6,071,035
6,500,000	Wiseburn California School District+	2.79%	08/01/2037	4,220,645
				120,921,801
Revenue Bonds - 87.7%
8,990,000	Anaheim California Public Financing Authority+	2.72%	09/01/2031	7,095,717
1,285,000	Arizona Sports & Tourism Authority	5.00%	07/01/2028	1,368,371
1,500,000	Arlington, Texas	5.00%	02/15/2037	1,809,780
10,000,000	Austin Texas Water & Wastewater System Revenue	5.00%	11/15/2043	11,312,200
4,275,000	Austin, Texas	7.88%	09/01/2026	4,330,233
17,000,000	Black Belt Energy Gas District#	4.00%	12/01/2048	17,498,270
4,725,000	Buckeye Tobacco Settlement Financing Authority	4.00%	06/01/2038	5,181,104
23,800,000	Buckeye Tobacco Settlement Financing Authority	4.00%	06/01/2048	25,546,920
23,845,000	Cedar Rapids, Iowa#	9.57%	08/15/2029	23,845,000
8,100,000	Cedar Rapids, Iowa#	12.00%	08/15/2032	8,100,000
5,190,000	Central Plains Energy Project	5.00%	09/01/2032	5,563,939
10,000,000	Central Plains Energy Project	5.25%	09/01/2037	10,779,200
4,000,000	Chicago Illinois Waterworks Revenue	5.00%	11/01/2039	4,443,080
6,330,000	Chicago O'Hare International Airport	5.00%	01/01/2033	7,050,924
1,300,000	Colorado Health Facilities Authority	5.00%	12/01/2027	1,336,296
8,715,000	Colorado Health Facilities Authority	5.00%	12/01/2035	9,081,379
4,390,000	Cumberland County Pennsylvania Municipal Authority	4.00%	01/01/2033	4,411,423
12,735,000	Dallas/Fort Worth International Airport	5.00%	11/01/2028	12,953,533
6,805,000	Dallas/Fort Worth International Airport	5.00%	11/01/2029	6,926,946
2,500,000	Delaware State Health Facilities Authority	5.00%	06/01/2034	3,017,575
15,250,000	Delaware Valley Pennsylvania Regional Finance Authority (3 Month LIBOR USD + 0.65%)	1.71%	06/01/2027	14,808,817
15,000,000	Delaware Valley Pennsylvania Regional Finance Authority (3 Month LIBOR USD + 0.75%)	1.81%	06/01/2037	13,620,450
2,500,000	Delaware Valley Pennsylvania Regional Finance Authority (SIFMA Municipal Swap Index + 0.53%)	5.24%	09/01/2048	2,472,275
6,750,000	Denver Colorado Airport System Revenue	5.00%	12/01/2034	8,498,115
9,150,000	Denver Colorado Airport System Revenue	5.00%	12/01/2036	11,512,072
9,000,000	Detroit Michigan Sewage Disposal System (3 Month LIBOR USD + 0.60%)	1.88%	07/01/2032	8,702,640
20,700,000	District of Columbia#	2.78%	08/01/2037	20,700,000
4,855,000	District of Columbia	5.00%	03/01/2038	6,234,937
5,000,000	District of Columbia#	2.23%	08/01/2038	5,000,000
3,675,000	District of Columbia#	2.78%	08/01/2038	3,675,000
15,000,000	Golden State Tobacco Securitization Corp.	5.00%	06/01/2031	17,516,550
14,260,000	Golden State Tobacco Securitization Corp.	5.00%	06/01/2032	16,566,840
6,800,000	Grand Forks County North Dakota	6.38%	12/15/2043	5,427,760
11,150,000	Harris County Texas (3 Month LIBOR USD + 0.67%)	1.80%	08/15/2035	10,371,061
3,865,000	Harris County Texas Sports Authority+	4.39%	11/15/2034	2,457,212
1,300,000	Henrico County Virginia Economic Development Authority#	2.41%	08/23/2027	1,300,000
6,000,000	Houston Texas Airport System Revenue	0.18%	07/01/2030	6,000,000
18,000,000	Illinois Finance Authority	0.38%	11/01/2038	18,000,000
6,070,000	Imperial California Irrigation District Electric System Revenue	4.00%	11/01/2037	6,846,656
7,620,000	Indianapolis Department of Public Utilities Gas Utility Revenue	5.00%	08/15/2024	7,727,137
3,720,000	Kansas City Missouri Municipal Assistance Corp.+	3.02%	04/15/2026	3,311,693
13,500,000	Kansas State Department of Transportation (1 Month LIBOR USD + 0.50%)	1.61%	09/01/2024	13,431,960
26,915,000	Kentucky Asset Liability Commission (3 Month LIBOR USD + 0.55%)	1.73%	11/01/2025	25,890,346
6,000,000	Kentucky Public Energy Authority#	4.00%	04/01/2048	6,205,200
3,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	3,034,260
2,280,000	Las Vegas Nevada Redevelopment Agency	5.00%	06/15/2028	2,657,408
5,235,000	Lees Summit Missouri Industrial Development Authority	5.25%	08/15/2039	5,244,789
3,000,000	Louisiana Public Facilities Authority	3.50%	06/01/2030	3,045,570
1,000,000	Louisiana Public Facilities Authority	5.00%	06/01/2036	1,152,870
7,000,000	Louisiana State Gasoline & Fuels Tax Revenue	5.00%	05/01/2041	8,093,960
3,095,000	Love Field Airport Modernization Corp.	5.25%	11/01/2040	3,056,529
16,005,000	Love Field Texas Airport Modernization Corp.	5.00%	11/01/2028	16,005,000
25,000,000	Main Street Natural Gas, Inc. (1 Month LIBOR USD + 0.75%)	1.81%	04/01/2048	24,901,500
44,000,000	Main Street Natural Gas, Inc. (1 Month LIBOR USD + 0.83%)	1.89%	08/01/2048	43,919,480
20,000,000	Main Street Natural Gas, Inc.#	4.00%	03/01/2050	20,849,200
9,455,000	Maricopa County Arizona Pollution Control Corp.	5.00%	06/01/2035	9,503,410
5,030,000	Maryland Health & Higher Educational Facilities Authority	5.50%	01/01/2036	5,635,562
1,615,000	Massachusetts Health & Educational Facilities Authority#	6.26%	07/01/2023	1,615,000
5,100,000	Massachusetts Health & Educational Facilities Authority#	4.06%	07/01/2023	5,100,000
1,200,000	Massachusetts Health & Educational Facilities Authority#	5.75%	07/01/2023	1,200,000
4,155,000	Massachusetts Housing Finance Agency	4.00%	12/01/2033	4,315,258
10,000,000	Metropolitan Pier & Exposition Authority+	4.18%	06/15/2035	5,773,700
10,165,000	Metropolitan Pier & Exposition Authority+	4.13%	06/15/2037	5,373,219
10,470,000	Metropolitan Pier & Exposition Authority+	3.67%	06/15/2038	5,295,412
5,000,000	Metropolitan Pier & Exposition Authority	4.00%	06/15/2050	4,565,950
5,225,000	Metropolitan Pier & Exposition Authority	5.00%	06/15/2057	5,129,330
1,705,000	Metropolitan Transportation Authority+	3.20%	11/15/2029	1,405,687
6,000,000	Metropolitan Transportation Authority+	3.61%	11/15/2033	4,405,140
1,895,000	Miami Beach Florida Health Facilities	5.00%	11/15/2029	2,035,969
6,760,000	Miami-Dade County Florida Water & Sewer System Revenue	4.00%	10/01/2035	7,732,561
2,775,000	Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority#	0.14%	08/01/2027	2,775,000
1,000,000	Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority#	0.17%	08/01/2028	1,000,000
4,345,000	Minneapolis & St. Paul, Minnesota Metropolitan Airports Commission	5.00%	01/01/2022	4,576,024
5,000,000	Mission Texas Economic Development Corp. ^	4.63%	10/01/2031	5,116,900
1,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	04/01/2029	1,058,860
1,080,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2031	1,012,640
1,750,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.25%	07/01/2036	1,623,370
4,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2046	3,580,840
1,250,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	1,131,175
1,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	920,060
10,000,000	New Jersey Turnpike Authority (1 Month LIBOR USD + 0.70%)	1.81%	01/02/2024	9,762,400
20,000,000	New Mexico Municipal Energy Acquisition Authority#	5.00%	11/01/2039	21,809,800
12,250,000	New York & New Jersey Port Authority	4.00%	11/01/2034	13,612,935
2,375,000	New York City Industrial Development Agency	5.00%	01/01/2039	2,332,891
3,000,000	New York City Industrial Development Agency	5.00%	01/01/2046	2,948,730
5,000,000	New York Convention Center Development Corp.+	3.77%	11/15/2041	2,530,350
5,000,000	New York Convention Center Development Corp.+	2.67%	11/15/2043	2,320,900
20,950,000	New York Liberty Development Corp.	2.80%	09/15/2069	20,002,850
20,035,000	New York State Thruway Authority	5.00%	01/01/2037	25,252,114
5,000,000	New York Transportation Development Corp.	4.00%	07/01/2041	4,802,600
3,375,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	3,411,248
1,760,000	Niagara County New York Tobacco Asset Securitization Corp.	5.00%	05/15/2024	1,856,237
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,042,240
3,765,000	North Carolina Turnpike Authority+	3.90%	01/01/2034	2,673,225
4,165,000	North Texas Tollway Authority	5.00%	01/01/2032	4,735,397
5,950,000	Ohio Air Quality Development Authority^	3.75%	01/15/2028	5,874,554
2,575,000	Ohio, State of#	2.21%	09/01/2041	2,549,559
5,790,000	Oregon State Facilities Authority	5.00%	10/01/2031	6,809,909
1,000,000	Park Creek Colorado Metropolitan District	5.00%	12/01/2034	1,151,040
10,000,000	Pennsylvania Turnpike Commission	5.00%	06/01/2029	11,871,700
6,360,000	Pennsylvania Turnpike Commission	4.00%	12/01/2036	7,083,768
6,575,000	Pinellas County Florida Health Facilities Authority#	0.97%	11/15/2023	6,575,000
1,110,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2025	1,171,738
3,120,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2031	3,287,638
6,050,000	Public Finance Authority	2.63%	11/01/2025	5,918,897
1,500,000	Public Finance Authority^	5.00%	09/01/2030	1,520,670
17,483,000	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue+	4.65%	07/01/2033	9,695,897
7,300,000	San Diego California Tobacco Settlement Revenue Funding Corp.	4.00%	06/01/2032	6,880,615
10,000,000	Southern California Public Power Authority (SIFMA Municipal Swap Index + 0.25%)	4.96%	07/01/2040	10,001,700
22,140,000	Tennessee Energy Acquisition Corp.#	4.00%	05/01/2048	22,691,950
7,150,000	Tennessee Energy Acquisition Corp.#	4.00%	11/01/2049	7,438,574
3,045,000	Terrebonne Parish Louisiana+	3.11%	04/01/2036	1,984,792
21,425,000	Texas Municipal Gas Acquisition & Supply Corp II (3 Month LIBOR USD + 0.87%)	1.37%	09/15/2027	21,276,311
6,995,000	Texas Municipal Gas Acquisition & Supply Corp. III	5.00%	12/15/2023	7,351,325
2,055,000	Tobacco Settlement Authority	5.25%	06/01/2032	2,090,634
11,105,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2031	12,271,025
27,500,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2035	28,856,300
15,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2046	15,367,650
1,045,000	Triborough Bridge & Tunnel Authority+	3.38%	11/15/2031	805,664
9,030,000	TSASC, Inc.	5.00%	06/01/2031	10,011,832
2,405,000	University of Connecticut	5.00%	03/15/2029	2,826,813
4,850,000	University of Missouri	4.00%	11/01/2034	5,470,654
2,000,000	University of Missouri	4.00%	11/01/2035	2,250,400
2,123,528	Vermont Student Assistance Corp. (3 Month LIBOR USD + 3.00%)	4.25%	12/03/2035	2,230,172
5,755,000	Virginia Public Building Authority	4.00%	08/01/2036	6,679,426
3,300,000	Virginia Small Business Financing Authority	5.00%	07/01/2034	3,327,159
4,000,000	Virginia Small Business Financing Authority	5.00%	07/01/2034	4,032,320
26,290,000	Virginia Small Business Financing Authority	5.00%	07/01/2049	26,301,568
1,000,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	976,350
2,655,000	Washington State Housing Finance Commission^	5.00%	01/01/2031	2,700,401
3,655,000	Wayne County Michigan Airport Authority	5.00%	12/01/2038	4,074,813
1,610,000	Wisconsin Health & Educational Facilities Authority	5.00%	05/01/2027	1,793,427
1,730,000	Wisconsin Health & Educational Facilities Authority	5.00%	08/15/2028	1,892,136
650,000	Wisconsin Health & Educational Facilities Authority	5.00%	09/15/2037	652,067
2,010,000	Yamhill County Oregon Hospital Authority	4.00%	11/15/2026	2,016,131
480,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2031	501,970
460,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2036	474,876
1,085,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2046	1,103,890
				1,031,707,476
Total Municipal Bonds (Cost $1,156,962,282)				1,152,629,277

Shares
Short-Term Investments - 3.0%
Money Market Funds - 3.0%
34,644,812	First American Government Obligations Fund - Class Z, 0.39%*			34,644,812
Total Short-Term Investments (Cost $34,644,812)				34,644,812
Total Investments - 101.0% (Cost $1,191,607,094)				1,187,274,089
Liabilities in Excess of Other Assets - (1.0)%				(11,388,390)
NET ASSETS - 100.0%				$1,175,885,699

+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.
# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's short-term investments were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.